7. CAPITAL AND RESERVES: Schedule of continuity of warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Warrants, Outstanding, Number of Options	34,637,000	40,857,000	35,863,334
Warrants, Outstanding, Number of Options Issued	21,515,000	10,170,000	13,631,000
Warrants, Outstanding, Number of Options Exercised	0	0	(4,573,000)
Warrants, Outstanding, Number of Options Expired	(10,920,000)	(16,390,000)	(4,064,334)
Warrants, Outstanding, Number of Options	45,232,000	34,637,000	40,857,000
Warrants, Weighted Average Exercise Price	$ 0.15	$ 0.22	$ 0.23
Warrants, Weighted Average Exercise Price, Issued	0.11	0.15	0.15
Warrants, Weighted Average Exercise Price, Exercised	0	0	0.15
Warrants, Weighted Average Exercise Price, Expired	0.15	0.33	0.15
Warrants, Weighted Average Exercise Price	$ 0.13	$ 0.15	$ 0.22
Warrants, Weighted Average Contractual Life	1 year 7 months 13 days	1 year 6 months
Option 4
Warrants, Expiry Date	Jul. 14, 2018
Warrants, Exercise Price	$ 0.15
Warrants, Number of Options	10,920,000
Warrants, Number of Options Issued	0
Warrants, Number of Options Exercised	0
Warrants, Number of Options Expired	(10,920,000)
Warrants, Number of Options	0	10,920,000
Option 5
Warrants, Expiry Date	Jul. 04, 2019
Warrants, Exercise Price	$ 0.15
Warrants, Number of Options	13,547,000
Warrants, Number of Options Issued	0
Warrants, Number of Options Exercised	0
Warrants, Number of Options Expired	0
Warrants, Number of Options	13,547,000	13,547,000
Option 6
Warrants, Expiry Date	Jul. 12, 2020
Warrants, Exercise Price	$ 0.15
Warrants, Number of Options	10,170,000
Warrants, Number of Options Issued	0
Warrants, Number of Options Exercised	0
Warrants, Number of Options Expired	0
Warrants, Number of Options	10,170,000	10,170,000
Option 7
Warrants, Expiry Date	Mar. 26, 2020
Warrants, Exercise Price	$ 0.12
Warrants, Number of Options	0
Warrants, Number of Options Issued	6,875,000
Warrants, Number of Options Exercised	0
Warrants, Number of Options Expired	0
Warrants, Number of Options	6,875,000	0
Option 8
Warrants, Expiry Date	Nov. 09, 2021
Warrants, Exercise Price	$ 0.10
Warrants, Number of Options	0
Warrants, Number of Options Issued	10,000,000
Warrants, Number of Options Exercised	0
Warrants, Number of Options Expired	0
Warrants, Number of Options	10,000,000	0
Option 9
Warrants, Expiry Date	Dec. 17, 2021	Mar. 28, 2017
Warrants, Exercise Price	$ 0.10	$ 0.40
Warrants, Number of Options	0	4,000,000
Warrants, Number of Options Issued	4,640,000	0
Warrants, Number of Options Exercised	0	0
Warrants, Number of Options Expired	0	(4,000,000)
Warrants, Number of Options	4,640,000	0	4,000,000
Option 10
Warrants, Expiry Date		Aug. 22, 2017
Warrants, Exercise Price		$ 0.40
Warrants, Number of Options	0	4,400,000
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		(4,400,000)
Warrants, Number of Options		0	4,400,000
Option 11
Warrants, Expiry Date		Oct. 04, 2017
Warrants, Exercise Price		$ 0.25
Warrants, Number of Options	0	7,990,000
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		(7,990,000)
Warrants, Number of Options		0	7,990,000
Option 12
Warrants, Expiry Date		Jul. 14, 2018
Warrants, Exercise Price		$ 0.15
Warrants, Number of Options	10,920,000	10,920,000
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		10,920,000	10,920,000
Option 13
Warrants, Expiry Date		Jul. 04, 2019
Warrants, Exercise Price		$ 0.15
Warrants, Number of Options	13,547,000	13,547,000
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		13,547,000	13,547,000
Option 14
Warrants, Expiry Date		Jul. 12, 2020
Warrants, Exercise Price		$ 0.15
Warrants, Number of Options	10,170,000	0
Warrants, Number of Options Issued		10,170,000
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		10,170,000	0
Option 15
Warrants, Expiry Date			Sep. 24, 2016
Warrants, Exercise Price			$ 0.15
Warrants, Number of Options		0	5,720,000
Warrants, Number of Options Issued			84,000
Warrants, Number of Options Exercised			(4,354,000)
Warrants, Number of Options Expired			(1,450,000)
Warrants, Number of Options			0
Option 16
Warrants, Expiry Date			Oct. 15, 2016
Warrants, Exercise Price			$ 0.15
Warrants, Number of Options		0	2,833,334
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			(219,000)
Warrants, Number of Options Expired			(2,614,334)
Warrants, Number of Options			0
Option 17
Warrants, Expiry Date			Mar. 28, 2017
Warrants, Exercise Price			$ 0.40
Warrants, Number of Options		4,000,000	4,000,000
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			4,000,000
Option 18
Warrants, Expiry Date			Aug. 22, 2017
Warrants, Exercise Price			$ 0.40
Warrants, Number of Options		4,400,000	4,400,000
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			4,400,000
Option 19
Warrants, Expiry Date			Oct. 04, 2017
Warrants, Exercise Price			$ 0.25
Warrants, Number of Options		7,990,000	7,990,000
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			7,990,000
Option 20
Warrants, Expiry Date			Jul. 14, 2018
Warrants, Exercise Price			$ 0.15
Warrants, Number of Options		10,920,000	10,920,000
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			10,920,000
Option 21
Warrants, Expiry Date			Jul. 04, 2019
Warrants, Exercise Price			$ 0.15
Warrants, Number of Options		13,547,000	0
Warrants, Number of Options Issued			13,547,000
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			13,547,000